BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
BALANCE SHEET
Convertible preferred stock, par value (in dollars per share)		$ 0.001
Convertible preferred stock, shares authorized		6,200
Convertible preferred stock, shares issued		6,200
Convertible preferred stock, shares outstanding		6,200
Convertible preferred stock, liquidation preference (in dollars)		$ 6,200
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	23,000	18,000
Common stock, shares issued	3,529	3,529
Common stock, shares outstanding	1,555	1,210